OFFICE AND MISCELLANEOUS	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
OFFICE AND MISCELLANEOUS

14. OFFICE AND MISCELLANEOUS

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
Advertising, Marketing, and Investor Relations	$550,263	$240,942	$1,096,629	$649,700
Compliance fees	137,649	63,988	436,602	205,753
Business development	163,230	61,249	508,255	193,842
General freight	77,446	39,316	276,308	84,908
General office	402,208	215,201	892,162	565,352
	$1,330,796	$620,696	$3,209,956	$1,699,555